UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09833
Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Investment Grade Income Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 34.4%

Security	Principal Amount (000’s omitted)	Value

Aerospace / Defense — 1.1%
Lockheed Martin Corp., 7.20%, 5/1/36	$635	$771,688
United Technologies Corp., 7.00%, 9/15/06	275	285,990
		$1,057,678

Banks — 4.5%
Inter-American Development Bank, 6.95%, 8/1/26	220	270,309
Inter-American Development Bank, 8.40%, 9/1/09	1,000	1,158,262
State Street Corp., 7.35%, 6/15/26	1,510	1,843,695
US Bancorp, 7.50%, 6/1/26	1,000	1,256,766
		$4,529,032

Beverages — 1.3%
Coca-Cola Enterprises, 7.00%, 10/1/26	1,065	1,255,617
		$1,255,617

Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	85	109,422
		$109,422

Conglomerates — 0.5%
ITT Corp., 8.55%, 6/15/09	450	503,496
		$503,496

Containers - Paper/Plastic — 0.5%
First Brands Corp., 7.25%, 3/1/07	505	533,103
		$533,103

Data Processing - Management — 0.6%
First Data Corp. MTN, 6.375%, 12/15/07	560	589,807
		$589,807

Diversified Manufacturing — 2.1%
Eaton Corp., 6.50%, 6/1/25	400	455,326
Ingersoll-Rand Co., 6.48%, 6/1/25	69	77,366
Ingersoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,457,718
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	101,139
		$2,091,549

Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$405	$435,241
		$435,241

Financial Services — 6.8%
Associates Corp., N.A., 5.96%, 5/15/37	30	33,082
Commercial Credit Corp., 8.70%, 6/15/10	100	118,129
General Electric Capital Corp., 5.00%, 6/15/07	1,000	1,015,499
General Electric Capital Corp., MTN, 3.257%, 3/2/09 (1)	710	697,398
General Motors Acceptance Corp., 8.875%, 6/1/10	1,360	1,369,389
Lehman Brothers Holdings, MTN, 2.79%, 4/20/07 (1)	675	676,283
Merrill Lynch & Co., MTN, 3.02%, 2/6/09 (1)	710	712,494
Merrill Lynch & Co., MTN, 3.207%, 1/31/08 (1)	260	259,485
National Rural Utilities, 6.00%, 5/15/06	1,265	1,293,579
SLM Corp., MTN, 2.92%, 7/25/07 (1)	635	636,835
		$6,812,173

Foods — 1.4%
Conagra Foods, Inc., 6.70%, 8/1/27	1,225	1,391,953
		$1,391,953

Household Products — 0.6%
Procter & Gamble Co., 8.00%, 9/1/24	485	637,015
		$637,015

Medical Products — 1.8%
Bard (C.R.), Inc., 6.70%, 12/1/26	400	440,903
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	1,395,739
		$1,836,642

Metals — 0.9%
Barrick Gold Finance Inc., 7.50%, 5/1/07	885	939,059
		$939,059

Oil and Gas - Equipment and Services — 0.3%
Transocean Inc., 7.45%, 4/15/27	240	286,374
		$286,374

Paper Products — 3.4%
Mead Corp., 6.84%, 3/1/37	1,350	1,503,730
Willamette Industries, 7.35%, 7/1/26	1,600	1,873,971
		$3,377,701

Retail - Building Products — 1.5%
Lowe’s Cos., Inc., MTN, 7.11%, 5/15/37	$1,240	$1,534,800
		$1,534,800

Super Regional Banks — 2.4%
Bank of America Corp., MTN, 6.975%, 3/7/37	1,090	1,283,031
First Union Corp., 6.824%, 8/1/26	265	327,409
SunTrust Banks, 6.00%, 2/15/26	115	122,652
SunTrust Banks, 6.00%, 1/15/28	370	399,828
SunTrust Banks, 7.375%, 7/1/06	270	280,106
		$2,413,026

Telecommunications — 1.0%
Verizon Wireless Capital LLC, 5.375%, 12/15/06	1,000	1,019,156
		$1,019,156

Telephone - Integrated — 1.3%
BellSouth Capital Funding, 6.04%, 11/15/26	1,250	1,303,768
		$1,303,768

Utilities — 1.9%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	500	545,118
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,374,634
		$1,919,752

Total Corporate Bonds (identified cost $33,094,335)		$34,576,364

Asset Backed Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
BOIT Series 2003-B1, Class B-1, 3.18%, 12/15/10 (1)	$935	$941,893
CCCIT Series 2003-A4 Class A4, 3.12%, 3/20/09 (1)	1,000	1,002,162
CHAMT Series 2004-1B, Class B, 3.01%, 5/15/09 (1)	935	935,390
MBNAS, Series 2003-A3 Class A3, 2.93%, 8/16/10 (1)	1,000	1,003,190
TAOT, Series 2003-B Class A3, 2.84%, 8/15/07 (1)	857	857,318

Total Asset Backed Securities (identified cost, $4,732,579)		$4,739,953

Mortgage-Backed Securities — 15.8%

Security	Principal Amount (000’s omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$967	$898,580
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	242	250,294
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	1,546	1,580,958
FHLMC, PAC CMO, Series 1385-H, 6.50%, 8/15/07	73	73,596
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	126	128,717
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	1,048	1,074,422
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23 (2)	367	372,969
FHLMC, PAC CMO, Series 1642-PH, 5.50%, 3/15/23 (2)	127	127,786
FHLMC, PAC CMO, Series 1684-G, 6.50%, 3/15/23 (2)	50	50,389
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	453	462,482
FHLMC, PAC CMO, Series 2456-AE, 6.50%, 4/15/31	428	436,509
FHLMC, PAC CMO, Series 2509-QD, 5.50%, 11/15/27	851	858,052
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	1,458	1,457,615
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	956	954,232
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	1,181	1,214,110
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	437	448,057
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23 (2)	1,151	1,155,140
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	703	706,490
FNMA, Pool #448183, 5.50%, 10/1/13	231	236,304
FNMA, Pool #458151, 6.00%, 11/15/18	932	965,200
FNMA, Pool #535454, 6.00%, 2/1/15	389	402,181
FNMA, Pool #545937, 6.00%, 6/1/14	412	426,102
FNMA, Pool #545948, 6.00%, 12/1/14	277	286,187
GNMA, Pool #780688, 7.00%, 12/15/23 (2)	355	375,503
GNMA, Pool #781412, 6.50%, 2/15/17	884	927,637

Total Mortgage-Backed Securities (identified cost, $16,033,019)		$15,869,512

U.S. Treasury Obligations — 22.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08	$1,180	$1,269,609
U.S. Treasury Note, 1.875%, 1/31/06	500	494,141
U.S. Treasury Note, 2.50%, 9/30/06	1,700	1,671,579
U.S. Treasury Note, 3.00%, 2/15/09	5,000	4,809,965
U.S. Treasury Note, 3.25%, 1/15/09	2,050	1,992,666
U.S. Treasury Note, 4.00%, 2/15/14	3,415	3,296,677
U.S. Treasury Note, 4.75%, 11/15/08	1,000	1,024,297

U.S. Treasury Note, 6.00%, 8/15/09	$2,000	$2,149,844
U.S. Treasury Note, 6.50%, 2/15/10	5,125	5,644,911

Total U.S. Treasury Obligations (identified cost, $22,517,887)		$22,353,689

U.S. Government Agency Obligations — 19.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank, 2.50%, 3/13/06	$2,250	$2,225,142
Federal Home Loan Mortgage Corp., 1.875%, 2/15/06	1,330	1,310,029
Federal Home Loan Mortgage Corp., MTN, 3.00%, 9/29/06	1,400	1,378,745
Federal Home Loan Mortgage Corp., MTN, 3.30%, 9/14/07	1,400	1,375,286
Federal National Mortgage Association, 2.375%, 2/15/07	2,000	1,943,878
Federal National Mortgage Association, 3.35%, 5/10/07	1,305	1,287,239
Federal National Mortgage Association, 2.20%, 12/4/06	2,000	1,944,662
Federal National Mortgage Association, 3.29%, 11/30/06	1,245	1,232,447
Federal National Mortgage Association, 3.31%, 1/26/07	1,400	1,384,146
Federal National Mortgage Association, MTN, 6.625%, 9/15/09	3,000	3,262,452
Tennessee Valley Authority, 4.875%, 12/15/16	825	855,799
Tennessee Valley Authority, 5.88%, 4/1/36	1,275	1,418,252

Total U.S. Government Agency Obligations (identified cost, $19,593,315)		$19,618,077

Commercial Paper — 0.5%

Security	Principal Amount (000’s omitted)	Value

General Electric Co., 2.83%, 4/1/05	$519	$519,000

Total Commercial Paper (at amortized cost, $519,000)		$519,000

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value

Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$2,000	$2,000,000

Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000

Total Investments — 99.2% (identified cost $98,490,135)		$99,676,595

Other Assets, Less Liabilities — 0.8%		$779,720

Net Assets — 100.0%		$100,456,315

BOIT	-	Bank One Issuance Trust
CCCIT	-	Citibank Credit Card Issuance Trust
CHAMT	-	Chase Credit Card Master Trust
CMO	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)
GNMA	-	Government National Mortgage Association (Ginnie Mae)
MBNAS	-	MBNA Credit Card Master Note Trust
MTN	-	Medium-Term Note
PAC	-	Planned Amortization Class
TAOT	-	Toyota Auto Receivables Owner Trust

(1)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2005.
(2)		Priced by adviser.

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$99,226,329
Gross unrealized appreciation	$1,883,528
Gross unrealized depreciation	(1,433,262)
Net unrealized appreciation	$450,266

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	May 18, 2005

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	May 18, 2005